FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(F) OF THE SECURITIES AND EXCHANGE ACT OF 1934 AND RULES
THEREUNDER

Securities and Exchange Commission
Washington, D.C. 20549

Report for calendar quarter ended: March 31, 1999

If amended report check here:  [  ]


Name of Institutional Investment Manager:

The Capital Group Companies, Inc.
333 South Hope Street
Los Angeles, California  90071-1447

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

Larry P. Clemmensen
President
(213) 486-9424


ATTENTION: Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).


The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules retain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Los Angeles and State of California on the 13th day of May, 1999.

The Capital Group Companies, Inc.
(Name of Institutional Investment Manager)

Larry P. Clemmensen*
Larry P. Clemmensen, President
(Manual Signature of Person Duly Authorized to submit this Report)

*By: /s/ James P. Ryan
         James P. Ryan
         Attorney-in-fact

Signed pursuant to a Power of Attorney dated February 11, 1997 included as an Exhibit to Schedule 13G filed with the Securities and Exchange
Commission by The Capital Group Companies, Inc. on February 12, 1997 with respect to AAR Corporation.

Name and 13F file number of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).

(List in alphabetical order)
Name:

The following investment management subsidiaries of The Capital Group Companies, Inc. ("CGC") have reported securities over which CGC is deemed to exercise investment discretion:

Capital Guardian Trust Company
Capital Research and Management Company
Capital International, Inc.
Capital International, S.A.
Capital International Limited
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        n/a

Form 13F Information Table Value Total:        n/a


Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.


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